Note 5 - Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Schedule of Capitalization [Table Text Block]
Description	Shares
Outstanding Common Stock:	92,975,970
Outstanding Options:	30,065,352
Outstanding Warrants:	20,035,114
Subtotal:	143,076,436
Shares issuable upon conversion of Convertible Promissory Notes:	15,063,278
Total*	158,139,714

Share-based Compensation, Stock Options, Activity [Table Text Block]
						Weighted
						Average
As of March 31, 2016:	Options	Options	Exercise			Price per
	Outstanding	Available	Price per share			share
Balance, December 31, 2015	10,241,086	1,758,914	$0.23	–	1.89	$0.44
Granted	—	—		—		—
Expired	—	—		—		—
Balance, March 31, 2016	10,241,086	1,758,914	$0.23	–	1.89	$0.44
						Weighted
						Average
As of March 31, 2017:	Options	Options	Exercise			Price per
	Outstanding	Available	Price per share			share
Balance, December 31, 2016	9,916,586	1,981,414	$0.23	–	1.89	$0.44
Granted	300,000	(300,000)		0.69		0.69
Expired	—	—		—		—
Balance, March 31, 2017	10,216,586	1,681,414	$0.23	–	1.89	$0.47

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2016		2017
	Non Plan	2007 Plan	Non Plan	2007 Plan
Risk free interest rate	1.91%	1.36%	2.40%	2.40%
Expected volatility	645%	315%	601%	601%
Expected dividend yield	—	—	—	—
Forfeiture rate	—	—	—	—
Expected life in years	7	5	7	7

	2015						2016
	Non Plan			2007 Plan			Non Plan			2007 Plan
Risk free interest rate	1.83	-	2.33%	1.60	-	2.38%	1.91	-	2.49%	1.36	-	2.14%
Expected volatility	794	-	821%	322	-	807%	623	-	738%	315	-	794%
Expected dividend yield		-			-			-			-
Forfeiture rate		-			-			-			-
Life in years		7		3	-	7		7			5

Outside of 2007 Plan [Member]
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
					Weighted
					Average
As of March 31, 2016:	Options	Exercise			Price per
	Outstanding	Price per share			share
Balance, December 31, 2015	19,394,975	$0.18	–	1.00	$0.40
Granted	263,523		0.33		0.33
Expired	—		—		—
Balance, March 31, 2016	19,658,498	$0.18	–	1.00	$0.40
					Weighted
					Average
As of March 31, 2017:	Options	Exercise			Price per
	Outstanding	Price per share			share
Balance, December 31, 2016	20,148,766	$0.18	–	1.00	$0.40
Granted	583,526	0.50	–	0.67	0.59
Expired	—		—		—
Balance, March 31, 2017	20,732,292	$0.18	–	1.00	$0.41

					Weighted
					Average
	Options	Exercise			Price per
	Outstanding	Price per share			share
Balance, December 31, 2014	17,965,291	$0.18	-	1.00	$0.40
Granted	2,075,931	0.25	-	0.65	0.40
Expired	(46,250)		0.30		0.30
Plan classification	(600,000)	0.30	-	0.63	0.33
Balance, December 31, 2015	19,394,975	$0.18	-	1.00	$0.40
Granted	1,009,718	0.33	-	0.83	0.48
Exercised	(255,927)		0.25		0.35
Balance, December 31, 2016	20,148,766	$0.18	-	1.00	$0.43

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
				Weighted		Currently Exercisable
				Average	Weighted	Number of
Options				Remaining	Average	Shares at	Weighted
Outstanding at				Contractual	Exercise	December 31,	Average
December 31, 2016	Exercise Price			Life	Price	2016	Exercise Price
7,733,259		$0.18		.25	$0.18	7,733,259	$0.18
2,400,000		0.99		.25	0.99	2,400,000	0.99
691,975		0.55		2	0.55	691,975	0.55
800,000		1.00		5	1.00	800,000	1.00
168,750		0.40		6	0.40	168,750	0.40
1,497,986		0.30		6	0.30	1,497,986	0.30
3,122,093	0.25	-	0.65	7	0.32	3,122,093	0.32
2,120,947	0.33	-	0.47	8	0.37	2,120,947	0.37
1,388,166	0.33	-	0.65	9	0.47	1,238,116	0.47
225,641	0.60	-	0.83	10	0.76	225,641	0.76
20,148,766	$0.18	-	1.00	4	$0.40	19,998,766	$0.40

The 2007 Equity Incentive Plan [Member]
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
						Weighted
						Average
	Options	Shares	Exercise			Price per
	Outstanding	Available	Price per share			share
Balance, December 31, 2014	8,601,086	3,398,914	$0.23	-	1.89	$0.44
Granted	1,040,000	(1,040,000)	0.30	-	0.58	0.35
Plan classification	600,000	(600,000)	0.30	-	0.60	0.33
Balance, December 31, 2015	10,241,086	1,758,914	$0.22	-	1.89	$0.44
Granted	40,000	(40,000)		0.45		0.45
Exercised	(102,000)	—		0.35		0.35
Cancelled	(262,500)	262,500		0.40		0.40
Balance, December 31, 2016	9,916,586	1,981,414	$0.22	-	1.89	$0.46

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
				Weighted		Currently Exercisable
				Average	Weighted
Options				Remaining	Average	Number	Weighted
Outstanding				Contractual	Exercise	Of Shares	Average
at December 31, 2016	Exercise Price			Life	Price	December 31, 2016	Exercise Price
525,000	$0.40	-	1.89	1	$1.06	525,000	$1.06
892,135	0.28	-	0.99	2	0.51	892,135	0.51
1,020,000	0.25	-	0.70	3	0.55	1,020,000	0.55
3,650,528	0.22	-	0.57	4	0.37	3,650,528	0.37
1,656,262	0.34	-	0.40	5	0.36	1,656,262	0.36
715,161	0.28	-	0.40	6	0.36	715,161	0.36
640,000	0.30	-	0.65	7	0.48	640,000	0.48
477,500	0.38	-	0.40	8	0.42	477,500	0.42
340,000	0.45	-	0.57	9	0.56	340,000	0.56

9,916,586	$0.22	-	1.89	5	$0.46	9,916,586	$0.46